GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS - Amortization expense related to the fair value (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
2021		$ 83.9
2022		75.2
2023		69.4
2024		69.4
2025		69.4
Thereafter		1,043.7
Amortization expense Total	$ 1,319.6	$ 1,411.0	$ 1,416.3